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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1.       Name and address of issuer:

           Dreyfus Debt and Equity Funds, Inc.
           (Formerly: Dreyfus Income Funds, Inc.)
           200 Park Avenue
           New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]


3.       Investment Company Act File Number:  811-4748

         Securities Act File Number:  33-7172

4(a).    Last day of fiscal year for which this notice is filed:

                  October 31, 2000

4(b).    [   ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year).  (See Instruction A.2)

Note:    If the Form is being filed late, interest must be paid on the registration fee due.


4(c).    [   ] Check box if this is the last time the issuer will be filing this Form.

DREYFUS PREMIER CORE BOND FUND - CLASS A
(F/K/A: DREYFUS CORE BOND FUND; F/K/A: DREYFUS STRATEGIC INCOME FUND)
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $198,423,532
                     to section 24(f):                                                                     ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal     $ 112,785,743
                     year:                                                                        ---------------

              (iii)  Aggregate price of securities redeemed or repurchased                       $120,740,080
                     during any PRIOR  fiscal year ending no earlier                              ---------------
                     than October 11, 1995 that were not
                     previously used to reduce registration fees payable to the
                     Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$233,525,823
                                                                                                            --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)              $
                     from Item 5(i)]:                                                                      ---------------

               (vi)  Redemption credits available for use in future years -- if                     $(35,102,291)
                     Item 5(i) is less than Item 5(iv) [subtract                                    ---------------
                     Item 5(iv) from Item 5(I)]:

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   x   .000250
                                                                                                            --------------
             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no             =$   0.00
                     fee is due):                                                                           ==============


6.       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities
         Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction
         D):
                                                                                                       +$    N/A
                                                                                                            -------------

8.       Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                                        =$  0.00
                                                                                                            =============
DREYFUS PREMIER CORE BOND FUND - CLASS B

5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $10,038,690
                     to section 24(f):                                                                     ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal     $ 9,874,710
                     year:                                                                        ---------------

              (iii)  Aggregate price of securities redeemed or repurchased                          $
                     during any PRIOR fiscal year ending no earlier than                             ---------------
                     October 11, 1995 that were not previously
                     used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$9,874,710
                                                                                                            --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)              $  163,980
                     from Item 5(i)]:                                                                      ---------------

               (vi)  Redemption credits available for use in future years -- if                     $( )
                     Item 5(i) is less than Item 5(iv) [subtract Item 5(iv)                         ---------------
                     from Item 5(I)]:

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   x   .000250
                                                                                                            --------------
             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no             =$  41.00
                     fee is due):                                                                           ==============


6.       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities
         Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction
         D):
                                                                                                       +$    N/A
                                                                                                            -------------

8.       Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                                        =$  41.00
                                                                                                            =============

DREYFUS PREMIER CORE BOND FUND - CLASS C

5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $5,160,867
                     to section 24(f):                                                                     ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal     $   1,316,786
                     year:                                                                        ---------------

              (iii)  Aggregate price of securities redeemed or repurchased                           $ -0-
                     during any PRIOR fiscal year ending no earlier than                            ---------------
                     October 11, 1995 that were not previously
                     used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$ 1,316,786
                                                                                                            --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)              $ 3,844,081
                     from Item 5(i)]:                                                                      ---------------

               (vi)  Redemption credits available for use in future years -- if                     $()
                     Item 5(i) is less than Item 5(iv) [subtract Item 5(iv)                         ---------------
                     from Item 5(I)]:

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   x   .000250
                                                                                                            --------------
             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no             =$ 961.02
                     fee is due):                                                                           ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction
         D):
                                                                                                       +$    N/A
                                                                                                            -------------

8.       Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                                          =$  961.02
                                                                                                          =============

DREYFUS PREMIER CORE BOND FUND - CLASS R

5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $ 1,047
                     to section 24(f):                                                                     ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal     $     1
                     year:                                                                        ---------------

              (iii)  Aggregate price of securities redeemed or repurchased                     $ -0-
                     during any PRIOR fiscal year ending no earlier than                       ---------------
                     October 11, 1995 that were not previously
                     used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$      1
                                                                                                            --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)              $  1,046
                     from Item 5(i)]:                                                                      ---------------

               (vi)  Redemption credits available for use in future years -- if                     $( )
                     Item 5(i) is less than Item 5(iv) [subtract Item 5(iv)                         ---------------
                     from Item 5(I)]:

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   x   .000250
                                                                                                            --------------
             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no             =$ .26
                     fee is due):                                                                           ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction
         D):
                                                                                                       +$    N/A
                                                                                                            -------------

8.       Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                                        =$    .26
                                                                                                         =============


DREYFUS EQUITY INCOME FUND (LIQUIDATED 6/30/00)
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $830,951.86
                     to section 24(f):                                                                     ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal     $5,612,111.35
                     year:                                                                        ---------------

              (iii)  Aggregate price of securities redeemed or repurchased                          $ -0-
                     during any PRIOR fiscal year ending no earlier than                            ---------------
                     October 11, 1995 that were not previously
                     used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$5,612,111.35
                                                                                                            --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)              $
                     from Item 5(i)]:                                                                      ---------------

               (vi)  Redemption credits available for use in future years -- if                     $(4,781,159.49)
                     Item 5(i) is less than Item 5(iv) [subtract                                    ---------------
                     Item 5(iv) from Item 5(I)]:

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   x   .000250
                                                                                                            --------------
             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no             =$ 0.00
                     fee is due):                                                                           ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction
         D):
                                                                                                       +$    N/A
                                                                                                            -------------

8.       Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                                        =$   0.00
                                                                                                            =============

DREYFUS PREMIER HIGH YIELD SECURITIES FUND - CLASS A
(F/K/A: DREYFUS HIGH YIELD SECURITIES FUND)
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $54,709,741.15
                     to section 24(f):                                                                     ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal     $84,077,533.36
                     year:                                                                        ---------------

              (iii)  Aggregate price of securities redeemed or repurchased                          $ -0-
                     during any PRIOR fiscal year ending no earlier than                            ---------------
                     October 11, 1995 that were not previously
                     used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$84,077,533.36
                                                                                                            --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)              $
                     from Item 5(i)]:                                                                      ---------------

               (vi)  Redemption credits available for use in future years -- if                          $(29,367,792.21)
                     Item 5(i) is less than Item 5(iv)                                                    ---------------
                     [subtract Item 5(iv) from Item 5(I)]:

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   x   .000250
                                                                                                            --------------
             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no             =$ 0.00
                     fee is due):                                                                           ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction
         D):
                                                                                                       +$    N/A
                                                                                                            -------------

8.       Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                                        =$  0.00
                                                                                                            =============

DREYFUS PREMIER HIGH YIELD SECURITIES FUND - CLASS B
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $6,359,290.95
                     to section 24(f):                                                                     ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal     $691,340.01
                     year:                                                                        ---------------

              (iii)  Aggregate price of securities redeemed or repurchased                          $ -0-
                     during any PRIOR fiscal year ending no earlier than                            ---------------
                     October 11, 1995 that were not previously
                     used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$   691,340.01
                                                                                                            --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)              $ 5,667,950.94
                     from Item 5(i)]:                                                                      ---------------

               (vi)  Redemption credits available for use in future years -- if                          $( )
                     Item 5(i) is less than Item 5(iv) [subtract Item 5(iv)                              ---------------
                     from Item 5(I)]:

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   x   .000250
                                                                                                            --------------
             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no             =$ 1,416.99
                     fee is due):                                                                           ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction
         D):
                                                                                                       +$    N/A
                                                                                                            -------------

8.       Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                                        =$  1,416.99
                                                                                                            =============

DREYFUS PREMIER HIGH YIELD SECURITIES FUND - CLASS C
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $1,186,792.67
                     to section 24(f):                                                                     ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal     $450,610.89
                     year:                                                                        ---------------


              (iii)  Aggregate price of securities redeemed or repurchased during any PRIOR         $ -0-
                     fiscal year ending no earlier than October 11, 1995 that were not              ---------------
                     previously used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$450,610.89
                                                                                                            --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)              $736,181.78
                     from Item 5(i)]:                                                                      ---------------

               (vi)  Redemption credits available for use in future years -- if Item 5(i) is        $( )
                     less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:                      ---------------

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   x   .000250
                                                                                                            --------------
             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no             =$ 184.05
                     fee is due):                                                                           ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction
         D):
                                                                                                       +$    N/A
                                                                                                            -------------

8.       Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                                        =$  184.05
                                                                                                            =============
DREYFUS PREMIER HIGH YIELD SECURITIES FUND - CLASS T
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $161,792.43
                     to section 24(f):                                                                     ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal     $   -0-
                     year:                                                                        ---------------

              (iii)  Aggregate price of securities redeemed or repurchased during any PRIOR         $ -0-
                     fiscal year ending no earlier than October 11, 1995 that were not               ---------------
                     previously used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$     -0-
                                                                                                            --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)              $  161,792.43
                     from Item 5(i)]:                                                                      ---------------

               (vi)  Redemption credits available for use in future years -- if Item 5(i) is        $( )
                     less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:                     ---------------

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   x   .000250
                                                                                                            --------------
             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no             =$ 40.45
                     fee is due):                                                                           ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction
         D):
                                                                                                       +$    N/A
                                                                                                            -------------

8.       Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                                        =$   40.45
                                                                                                            =============

DREYFUS PREMIER HIGH YIELD DEBT PLUS EQUITY FUND - CLASS A (LIQUIDATED 9/30/00)
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $825,282.08
                     to section 24(f):                                                                     ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal     $ 3,495,437.75
                     year:                                                                        ---------------

              (iii)  Aggregate price of securities redeemed or repurchased during any PRIOR         $ 628,879
                     fiscal year ending no earlier than October 11, 1995 that were not              ---------------
                     previously used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$ 4,124,316.75
                                                                                                            --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)              $
                     from Item 5(i)]:                                                                      ---------------

               (vi)  Redemption credits available for use in future years -- if Item 5(i) is        $(3,299,034.67)
                     less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:                     ---------------

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   x   .000250
                                                                                                            --------------
             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no             =$ 0.00
                     fee is due):                                                                           ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction
         D):
                                                                                                       +$    N/A
                                                                                                            -------------

8.       Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                                        =$  0.00
                                                                                                            =============

DREYFUS PREMIER HIGH YIELD DEBT PLUS EQUITY FUND - CLASS B (LIQUIDATED 9/30/00)
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $3,491,048.11
                     to section 24(f):                                                                     ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal     $ 6,564,508.66
                     year:                                                                        ---------------

              (iii)  Aggregate price of securities redeemed or repurchased during any PRIOR         $ -0-
                     fiscal year ending no earlier than October 11, 1995 that were not              ---------------
                     previously used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$ 6,564,508.66
                                                                                                            --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)              $
                     from Item 5(i)]:                                                                      ---------------

               (vi)  Redemption credits available for use in future years -- if Item 5(i) is        $(3,073,460.55)
                     less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:                      ---------------

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   x   .000250
                                                                                                            --------------
             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no             =$ 0.00
                     fee is due):                                                                           ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction
         D):
                                                                                                       +$    N/A
                                                                                                            -------------

8.       Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                                        =$  0.00
                                                                                                            =============



DREYFUS PREMIER HIGH YIELD DEBT PLUS EQUITY FUND - CLASS C (LIQUIDATED 9/30/00)
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $1,076,259.13
                     to section 24(f):                                                                     ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal             $1,745,712.80
                     year:                                                                               ---------------

              (iii)  Aggregate price of securities redeemed or repurchased during any PRIOR         $ -0-
                     fiscal year ending no earlier than October 11, 1995 that were not              ---------------
                     previously used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$1,745,712.80
                                                                                                            --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)              $
                     from Item 5(i)]:                                                                      ---------------

               (vi)  Redemption credits available for use in future years -- if Item 5(i) is        $(669,453.67)
                     less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:                      ---------------

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   X   .000250
                                                                                                            --------------
             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no             =$  0.00
                     fee is due):                                                                           ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction
         D):
                                                                                                       +$    N/A
                                                                                                            -------------

8.       Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                                        =$     0.00
                                                                                                            =============

DREYFUS PREMIER HIGH YIELD DEBT PLUS EQUITY FUND - CLASS T (LIQUIDATED 9/30/00)
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $  12,413.15
                     to section 24(f):                                                                     ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal     $  688,960.15
                     year:                                                                        ---------------


              (iii)  Aggregate price of securities redeemed or repurchased during any PRIOR         $ 199,692
                     fiscal year ending no earlier than October 11, 1995 that were not               ---------------
                     previously used to reduce registration fees payable to the
                     Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$  888,652.15
                                                                                                            --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)              $
                     from Item 5(i)]:                                                                      ---------------

               (vi)  Redemption credits available for use in future years -- if Item 5(i) is       $(876,239)
                     less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:                     ---------------

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   x   .000250
                                                                                                            --------------
             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no             =$ 0.00
                     fee is due):                                                                           ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction
         D):
                                                                                                       +$    N/A
                                                                                                            -------------

8.       Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                                        =$ 0.00
                                                                                                            =============


DREYFUS PREMIER REAL ESTATE MORTGAGE FUND - CLASS A (LIQUIDATED 6/30/00)
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $1,172,972
                     to section 24(f):                                                                     ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal     $14,561,511
                     year:                                                                        ---------------

              (iii)  Aggregate price of securities redeemed or repurchased during any PRIOR         $ -0-
                     fiscal year ending no earlier than October 11, 1995 that were not              ---------------
                     previously used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$ 14,561,511
                                                                                                            --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)              $
                     from Item 5(i)]:                                                                      ---------------

               (vi)  Redemption credits available for use in future years -- if Item 5(i) is        $(13,388,539)
                     less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:                      ---------------

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   x   .000250
                                                                                                            --------------
             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no             =$ 0.00
                     fee is due):                                                                           ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction
         D):
                                                                                                       +$    N/A
                                                                                                            -------------

8.       Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                                        =$  0.00
                                                                                                            =============

DREYFUS PREMIER REAL ESTATE MORTGAGE FUND - CLASS B (LIQUIDATED 6/30/00)
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $47,916
                     to section 24(f):                                                                     ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal     $   133,687
                     year:                                                                        ---------------

              (iii)  Aggregate price of securities redeemed or repurchased during any PRIOR         $ -0-
                     fiscal year ending no earlier than October 11, 1995 that were not              ---------------
                     previously used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$   133,687
                                                                                                            --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)              $
                     from Item 5(i)]:                                                                      ---------------

               (vi)  Redemption credits available for use in future years -- if Item 5(i) is        $(85,771)
                     less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:                      ---------------

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   x   .000250
                                                                                                            --------------
             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no             =$  0.00
                     fee is due):                                                                           ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction
         D):
                                                                                                       +$    N/A
                                                                                                            -------------

8.       Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                                        =$  0.00
                                                                                                            =============

DREYFUS PREMIER REAL ESTATE MORTGAGE FUND - CLASS C (LIQUIDATED 6/30/00)
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $378,760
                     to section 24(f):                                                                     ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal     $    395,932
                     year:                                                                        ---------------


              (iii)  Aggregate price of securities redeemed or repurchased during any PRIOR         $ -0-
                     fiscal year ending no earlier than October 11, 1995 that were not              ---------------
                     previously used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$    395,932
                                                                                                            --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)              $
                     from Item 5(i)]:                                                                      ---------------

               (vi)  Redemption credits available for use in future years -- if Item 5(i) is        $(17,172)
                     less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:                      ---------------

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   x   .000250
                                                                                                            --------------
             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no             =$  0.00
                     fee is due):                                                                           ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction
         D):
                                                                                                       +$    N/A
                                                                                                            -------------

8.       Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                                        =$    0.00
                                                                                                            =============
DREYFUS PREMIER REAL ESTATE MORTGAGE FUND - CLASS R (LIQUIDATED 6/30/00)
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $     58
                     to section 24(f):                                                                     ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal     $297,625
                     year:                                                                        ---------------

              (iii)  Aggregate price of securities redeemed or repurchased during any PRIOR         $ -0-
                     fiscal year ending no earlier than October 11, 1995 that were not              ---------------
                     previously used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$ 297,625
                                                                                                            --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)              $
                     from Item 5(i)]:                                                                      ---------------

               (vi)  Redemption credits available for use in future years -- if Item 5(i) is        $(297,567)
                     less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:                      ---------------

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   x   .000250
                                                                                                            --------------
             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no             =$ 0.00
                     fee is due):                                                                           ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction
         D):
                                                                                                       +$    N/A
                                                                                                            -------------

8.       Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                                        =$  0.00
                                                                                                            =============

DREYFUS PREMIER REAL ESTATE MORTGAGE FUND - CLASS T (LIQUIDATED 6/30/00)
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $  55
                     to section 24(f):                                                                     ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal     $   1,192
                     year:                                                                        ---------------

              (iii)  Aggregate price of securities redeemed or repurchased during any PRIOR         $ -0-
                     fiscal year ending no earlier than October 11, 1995 that were not               ---------------
                     previously used to reduce registration fees payable to the Commission:


               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                   -$  1,192
                                                                                                            --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)              $
                     from Item 5(i)]:                                                                      ---------------

               (vi)  Redemption credits available for use in future years -- if Item 5(i) is        $(1,137)
                     less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:                      ---------------

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   X   .000250
                                                                                                            --------------
             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no             =$  0.00
                     fee is due):                                                                           ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction
         D):
                                                                                                       +$    N/A
                                                                                                            -------------

8.       Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                                        =$   0.00
                                                                                                            =============

DREYFUS SHORT TERM HIGH YIELD FUND (MERGED OUT OF EXISTENCE 9/26/2000)
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $29,398,810.23
                     to section 24(f):                                                                     ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal     $157,397,773.89
                     year:                                                                        ---------------

              (iii)  Aggregate price of securities redeemed or repurchased during any PRIOR         $ 24,152,246
                     fiscal year ending no earlier than October 11, 1995 that were not               ---------------
                     previously used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$181,550,019.89
                                                                                                            --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)              $
                     from Item 5(i)]:                                                                      ---------------

               (vi)  Redemption credits available for use in future years -- if Item 5(i) is        $(152,151,209.66)
                     less than Item 5(iv)[subtract Item 5(iv) from Item 5(I)]:                      ---------------

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   X   .000250
                                                                                                            --------------

             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)                        =$0.00
                     (enter "0" if no =$0.00 fee is due):                                           ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction
         D):
                                                                                                       +$    N/A
                                                                                                            -------------

8.       Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                                        =$  0.00
                                                                                                            =============
TOTAL FOR ALL FUNDS:                                                                                      =$ 2,643.77
                                                                                                            =============


9.       Date the registration fee and interest payment was sent to the Commission's lockbox depository:


                  Method of Delivery:


                                    [  X  ]  Wire Transfer
                                    [     ]  Mail or other means



                                   SIGNATURES


         This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.



         By (Signature and Title)*

                                                     /s/John B. Hammalian, Secretary


         Date:


* Please print the name and title of the signing officer below the signature.
